                                                         File No. 333-64349
                                                         File No. 811-9019


                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ X ]
Pre-Effective Amendment No._1__                                       [ X ]
Post-Effective Amendment No. ____                                     [   ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ X ]
Amendment No. ____                                                    [   ]


                          DOW TARGET VARIABLE FUND LLC
                           (Exact Name of Registrant)

                                One Financial Way
                             Montgomery, Ohio 45242
                     (Address of Principal Executive Office)
                                 (513) 794-6316
                         (Registrant's Telephone Number)

                          Ronald L. Benedict, Secretary
                          Dow Target Variable Fund LLC
                                  P.O. Box 237
                             Cincinnati, Ohio 45201
                     (Name and Address of Agent for Service)

                                   Notice to:
                        W. Randolph Thompson, Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                        1025 Thomas Jefferson Street, NW
                              Washington, DC 20007

Approximate Date of Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

____ immediately upon filing pursuant to paragraph (b)
____ on (date) pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on (date) pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Membership interests in Dow Target
                                       Variable Fund LLC

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                   Prospectus


                                January 4, 1999

                      THE DOW(SM) TARGET VARIABLE FUND LLC


                                One Financial Way
                             Montgomery, Ohio 45242

                                 (513) 794-6100




The Dow(sm) Target Variable Fund LLC is an open-end investment company. It consists of twelve non-diversified portfolios of the common stocks of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yield as of the close of business on or about the last business day prior to the beginning of each portfolio's annual term. This is often called "the Dow 10" strategy. These ten companies are popularly known as the "Dogs of the Dow."


The Fund's objective is to provide above-average total return through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The ten stocks held in each portfolio of the Fund are not expected to reflect the entire Dow index. The prices of Fund interests are not intended to track movements of the Dow. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (publishers of The Wall Street Journal) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law. Its interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Fund interests are not offered directly to the public. Fund interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT STRATEGY


The Fund has 12 non-diversified portfolios. Each one is named after a different month (January Portfolio, February Portfolio, etc.) On or about the first business day of each month, the portfolio named for that month invests substantially all its assets in the 10 Dogs of the Dow stocks as determined at the close of the second-last business day of the preceding month. Fund management then sets the proportionate relationships among the 10 stocks in that portfolio for the next 12 months. For example, the stocks held in the January portfolio are maintained in their same relative proportions until the end of December. Those in the February portfolio are held until the end of the next January and so on. At the end of a portfolio's twelfth month, the portfolio is re-balanced with a new mix of 10 Dogs of the Dow stocks.


All purchases of Fund interests (variable annuity separate accounts) during any month are invested in that month's portfolio. After that month ends, you may not make further purchases of that month's portfolio interests until the corresponding month in later years. Any additional Fund purchases after the first business day of a portfolio's month will duplicate, as nearly as is practicable, the original proportionate relationships among the 10 stocks. Since the prices of each of the 10 stocks change nearly every day, the ratio of the price of each stock to the total price of the entire group of 10 also changes daily. However, the proportion of stocks represented in a portfolio will not change materially.

The investments of portfolio securities are, to the extent practicable, purchased in substantially equal dollar amounts for each of the 10 companies. It is generally not possible for management to purchase round lots (usually 100 shares) of the 10 stocks in amounts that will precisely duplicate the prescribed mix. Also, it usually is impossible for a portfolio to be 100% invested in the prescribed mix of 10 stocks at any time. To the extent a portfolio is not fully invested, the interests of variable annuity owners may be diluted and total return may not directly track the investment results of the 10 stocks. To minimize this effect, Fund management will try, as much as practicable, to maintain a minimum cash position at all times. Normally, the only cash items held by a portfolio are amounts expected to be deducted as expenses and amounts too small to purchase additional round lots of the Dogs of the Dow stocks.

RISKS


Investing in the ten Dogs of the Dow stocks amounts to a moderately contrarian strategy. While these ten stocks represent large established companies recognized as industry leaders, they are currently out of favor relative to the twenty other Dow stocks. While the relatively high dividends paid by these companies may account for a substantial portion of a portfolio's total return, there is no guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12-month term. The loss of money is a risk of investing in the Fund.

The Dow 10 strategy selects the ten stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent 10% of a portfolio if, as of the beginning of the portfolio's 12-month term, it is among the ten Dow stocks having the highest current dividend yields. In addition to factors affecting the prices for each of the individual stocks, all ten are subject to general market and economic trends that might negatively impact a portfolio's total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions.


Being limited to ten stocks each, the portfolios are not diversified. This can expose each portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.

FUND ORGANIZATION

The Fund is organized as an Ohio limited liability company. Its Board of Managers is responsible for the Fund's overall management and direction. The Board elects the Fund's officers. The Board approves all significant agreements including those with the investment adviser, sub-adviser, custodian and fund accounting agent. Board members are elected by owners of Fund interests.

Under Ohio law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in "membership interests". Each Fund interest represents an undivided interest in the ten stocks held in a Fund portfolio. The Fund is not offered directly to the public. The only direct owner of the Fund's interests is ONLI through its separate accounts. Those of ONLI's variable annuity owners who have contract values allocated to any of the Fund's portfolios have indirect beneficial rights in the Fund's interests.

All Fund interests have equal voting rights. However, only interests of a particular portfolio are entitled to vote on matters affecting only that portfolio.

Each issued and outstanding Fund interest is entitled to one vote and to participate equally in dividends and distributions declared by its corresponding portfolio, and in the net assets of the portfolio remaining upon liquidation or dissolution after outstanding liabilities are satisfied. The interests of each portfolio, when issued, are fully paid and non-assessable. They have no pre-emptive, conversion, cumulative dividend or similar rights. They are freely transferable. Fund interests do not have cumulative rights. This means that owners of more than half of the Fund's interests voting for election of Managers can elect all the Managers if they so choose. Then, the remaining interest owners would not be able to elect any Managers.

Fund interests held in connection with any separate account are vested by ONLI in accordance with instructions received from the owners of variable annuity contracts issued in connection with each of those separate accounts. Any other Fund interests will be voted in proportion to the instructions received from all variable annuity owners.

FUND MANAGEMENT


The Fund's day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly-owned subsidiary of ONLI and its address is the same as those of the Fund and ONLI. The Adviser and its predecessor have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLI's assets.


For managing the Fund's assets, the Adviser receives a monthly management fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.60% of total net assets.

In addition to the fee paid to the Adviser, the Fund incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services.


The Adviser contracts with First Trust Advisors L.P. ("First Trust") to serve as sub-adviser to the Fund. First Trust manages the Fund's assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.


First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLI's separate accounts.


For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Fund's average daily net assets.


The Fund's transfer agent and accounting agent is American Data Services, Inc., 150 Motor Parkway, Hauppauge, New York. The Fund's custodian is Star Bank, 425 Walnut Street, Cincinnati, Ohio.

THE DOW JONES INDUSTRIAL AVERAGE (SM)

The Dow was first published in The Wall Street Journal in 1896. Initially consisting of just 12 stocks, it expanded to 20 stocks in 1916 and to its present size of 30 stocks in 1928. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad stock market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the Dow are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made to achieve a better representation. The components of the Dow may be changed at any time, for any reason. Any changes in the components of the Dow made after the stock selection date will not cause a change in the identify of the ten stocks included in the Trust. The following is a list of the companies which currently comprise the Dow.

AT&T Corporation                                     Hewlett-Packard Co.
Allied Signal                                        International Business Machines Corporation
Aluminum Company of America                          International Paper Company
American Express Company                             Johnson & Johnson
Boeing Company                                       McDonald's Corporation
Caterpillar Inc.                                     Merck & Company, Inc.
Chevron Corporation                                  Minnesota Mining & Manufacturing Company
Coca-Cola Company                                    J.P. Morgan & Company, Inc.
Walt Disney Company                                  Philip Morris Companies, Inc.
E.I. duPont de Nemours & Company                     Procter & Gamble Company
Eastman Kodak Company                                Sears, Roebuck & Company
Exxon Corporation                                    Travelers Group, Inc.
General Electric Company                             Union Carbide Corporation
General Motors Corporation                           United Technologies Corporation
Goodyear Tire & Rubber Company                       Wal-Mart Stores, Inc.



The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the Fund's unit owners or any member of the public regarding the advisability of purchasing the Fund. Dow Jones' only relationship to the Fund, ONLI, the Adviser or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of ONLI, the Adviser, First Trust or variable annuity owners into consideration in determining, composing or calculating the Dow. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Fund, including the pricing of Fund interests or the amount payable under variable contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund or any variable annuity contracts.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE(SM) OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ONLI, THE ADVISER, FIRST TRUST OR VARIABLE ANNUITY OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE(SM) OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

TOTAL RETURN HISTORY OF THE DOW 10 STRATEGY (NOT THE FUND)

The following table compares the annual total returns of the Dow 10 strategy (the ten highest dividend yielding stocks among the thirty Dow companies) and the annual total returns of the Dow for each of the last 25 calendar years. This table does not show the Fund's performance history. The ten highest yielding dividend stocks for each year were selected as of the beginning of each year.

This table is presented for comparison purposes only. The total returns shown are no indication of returns that might be expected in the future. The table does not reflect the Fund's charges and expenses which diminish the Fund's actual returns. (See "Charges and Expenses"). In addition to the Fund's charges and expenses, total return in variable annuities is further reduced by separate account and contract charges as described in the accompanying variable annuity prospectus. The Fund will not be 100% invested at all times, nor is it possible for it to perfectly maintain its prescribed relative weightings of the ten stocks at all times throughout a portfolio's term.

              Year                  Dow 10                     The Dow
              ----                  ------                     -------
              1973                   4.01%                     -13.20%
              1974                  -1.02%                     -23.64%
              1975                  56.10%                      44.46%
              1976                  35.18%                      22.80%
              1977                  11.95%                     -12.91%
              1978                   0.03%                       2.66%
              1979                  13.01%                      10.60%
              1980                  27.90%                      21.90%
              1981                   7.46%                      -3.61%
              1982                  27.12%                      26.85%
              1983                  39.07%                      25.82%
              1984                   6.22%                       1.29%
              1985                  29.54%                      33.28%
              1986                  35.63%                      27.00%
              1987                   5.59%                       5.66%
              1988                  24.57%                      16.03%
              1989                  26.97%                      32.09%
              1990                  -7.82%                      -0.73%
              1991                  34.20%                      24.19%
              1992                   7.69%                       7.39%
              1993                  27.08%                      16.87%
              1994                   4.21%                       5.03%
              1995                  36.85%                      36.67%
              1996                  28.35%                      28.71%
              1997                  21.68%                      24.82%

Based on the above annual returns, the average annual total returns for the 25 year period were 18.44% for the Dow 10 strategy and 13.08% for the thirty Dow stocks. There can be no assurance that future returns will continue to follow this pattern. In any event, the Fund's actual returns will be less than those of the ten selected stocks because of the Fund's expenses.

PERFORMANCE DATA

From time to time, ONLI or its affiliates may advertise historical total returns of variable contract subaccounts based on the returns of the Fund's portfolios (adjusted for contract charges and expenses). These figures will be calculated according to standardized methods prescribed by the SEC. The Fund's total returns may be compared to returns on the Dow for comparable periods in such advertising. Historical returns are not predictive of future performance.

ONLI or its affiliates may also advertise average annual total return or other performance data for the Fund in non-standard formats. Any such information will be accompanied by standardized performance data.

PRICING OF FUND INTERESTS


Fund interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The value of Fund interests is based on the market value of the stocks and any other cash or securities owned by each portfolio. This determination is made as of 4:00 p.m. Eastern time on each business day on which an order for purchase or redemption is received and there is enough trading in portfolio securities to materially affect the current net asset value of Fund interests. That is normally each weekday (Monday through Friday) except for New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding.


FUND DIVIDENDS AND DISTRIBUTIONS

Dividends representing net investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

TAXES

The Fund is a limited liability company with all of its interests owned by a single entity (ONLI). Accordingly, the Fund is taxed as part of the operations of ONLI and is not taxed separately. Under current tax law, interest, dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

THE YEAR 2000 ISSUE

The Fund and the Adviser have considered the impact of "Year 2000" issues on the Fund. The Fund and its service providers have developed remedial plans for their computer systems and applications. Conversion activities are presently in process and on schedule. Conversion testing and implementation are expected to be completed by December 31, 1998. The Fund has been assured by the suppliers of services that their systems will be Year 2000 compliant by December 31, 1998. ONLI's internal auditors intend to independently test all internal systems affecting the Fund to verify their compliance early in 1999. Ongoing assurance will also be sought from the suppliers of services to the Fund.

The failure of the Fund, ONLI, or suppliers of services to the Fund to achieve complete and timely compliance could impair the operation of the Fund and the achievement of its objectives. While it is believed that each entity is diligently pursuing a well-conceived remedial plan, there can be no certainty of complete success. Further, it is possible that the Fund could be adversely affected by the noncompliance of third parties beyond the knowledge or control of the Fund, ONLI or direct providers of services.

[BACK COVER PAGE]

The Statement of Additional Information ("SAI") includes additional information about the Fund. The SAI is incorporated herein by reference.

After the Fund completes its initial fiscal periods, additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to members. In the Fund's annual report, you will find a discussion of the market conditions and how the Fund's investment strategy significantly affected the Fund's performance during the year.

The SAI and (when available) the Fund's annual and semi-annual reports are available, without charge, upon request. To receive them, call or write the Fund at 1-800-578-8078, One Financial Way, Montgomery, Ohio 45242

Information about the Fund can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information about the SEC's Public Reference Room is available at 1-800-SEC-0330. Reports and other information are also available in the SEC's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


Dow Target Variable Fund LLC, Investment Company Act File no. 811-9019.

                      THE DOW(SM) TARGET VARIABLE FUND LLC

                                One Financial Way
                             Montgomery, Ohio 45242
                             Telephone 513-794-6100
                   Statement of Additional Information ("SAI")
                                January 4, 1999

This SAI is not a prospectus. Please read it in conjunction with the prospectus for the Dow(sm) Target Variable Fund LLC (the "Fund") dated January 4, 1999. To get a free copy of the Fund's prospectus, write or call the Fund at the above address.


                                Table of Contents

The Fund.....................................................................................................Page 2

Investment Policies..........................................................................................Page 2
   Fundamental Policies......................................................................................Page 3
   Repurchase Agreements.....................................................................................Page 3

Fund Management..............................................................................................Page 4

Investment Advisory and Other Services.......................................................................Page 6

Brokerage Allocation.........................................................................................Page 7

Purchase and Redemption of Fund Interests....................................................................Page 8

Taxation of the Fund........................................................................................ Page 9

Fund Performance.............................................................................................Page 9
   Total Return.............................................................................................Page 10

Legal Counsel...............................................................................................Page 10

Financial Statements........................................................................................Page 11

THE FUND

The Fund is a non-diversified, open-end management investment company. It currently consists of 12 distinct portfolios, each corresponding to a calendar month.

The Fund was organized under Ohio law as a limited liability company in September, 1998. The Fund presently sells its interests only to separate accounts of The Ohio National Life Insurance Company ("ONLI") as a funding option to support certain benefits under variable annuity contracts issued by ONLI. In the future, Fund interests may be used for other purposes. However, without a change in applicable law, Fund interests will not be sold directly to the public.

The investment and reinvestment of Fund assets is overseen by the Fund's investment adviser, Ohio National Investments, Inc. (the "Adviser"). The principal business address of the Fund, ONLI and the Adviser is One Financial Way, Montgomery, Ohio 45242. The investment and reinvestment of Fund assets is managed by First Trust Advisors L.P. First Trust's principal business address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.


INVESTMENT POLICIES


The prospectus describes the Fund's investment strategy and objectives. The Fund is non-diversified. Each portfolio will, at the beginning of that portfolio's annual term, strive to invest approximately 10% of its total net assets in each of the ten companies in the Dow Jones Industrial Average(sm) (the "Dow") having the highest dividend yield as of the close of business on the second-last business day before the portfolio's term begins. This is often called "the Dow 10" strategy. These ten companies are popularly known as the "Dogs of the Dow." There can be no assurance that a portfolio will not invest more than 10% of its net assets in the stock or other securities of any single company. The Fund may, without limits as to percent of assets, purchase U.S. government securities or short-term debt securities (a) pending the orderly purchase of the 10 Dogs of the Dow stocks or (b) for temporary defensive purposes.


The following fundamental policies may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund (or of a particular portfolio, if appropriate). The Investment Company Act of 1940 defines a majority vote as the vote of the lesser of (i) 67% of the Fund interests represented at a meeting at which more that 50% of the outstanding interests are represented or (ii) more than 50% of the outstanding voting interests. With respect to the submission of a change in an investment policy to the holders of outstanding voting interests of a particular portfolio, such matter shall be deemed to have been effectively acted upon with respect to such portfolio if a majority of the outstanding voting interests of such portfolio vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting interests of any other portfolio affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting Fund interests.

Fundamental Policies:

1. The Fund may not issue senior securities.

2. The Fund will not borrow money, except for temporary or emergency purposes, from banks. The aggregate amount borrowed shall not exceed 5% of the value of a portfolio's assets. In the case of any borrowing, a portfolio may pledge, mortgage or hypothecate up to 5% of its assets.

3. The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 when selling portfolio securities.

4. The Fund will not purchase or sell real estate or interests therein.

5. The Fund will not lend money or other assets to other persons in excess of 5% of a portfolio's total assets, except (a) by entering into repurchase agreements or the purchase of other assets consistent with the Fund's objectives or (b) by loaning portfolio securities if collateral values are continuously maintained at no less than 100% by daily marking to market.

Repurchase Agreements

Under a repurchase agreement, a portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or a government securities dealer recognized by the Federal Reserve Board) to repurchase the security at a mutually agreed upon price and date. It may also be viewed as a loan of money by the portfolio to the seller. The resale price is normally in excess of the purchase price and reflects an agreed upon market rate. The rate is effective for the period of time the portfolio is invested in the agreement and unrelated to the coupon rate on the purchased security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a portfolio invest in repurchase agreements for more than one year. These transactions afford an opportunity for a portfolio to earn a return on temporarily available cash. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with financial institutions believed by the Adviser to present minimal credit risks in accordance with criteria established by the Fund's Board. The Adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. The Fund will only enter into repurchase agreements pursuant to a master repurchase agreement that provides that all transactions be fully collateralized and that the collateral be in the actual or constructive possession of the Fund. The agreement must also provide that the Fund will always receive as collateral securities whose market value, including accrued interest, will be a least equal to 100% of the dollar amount invested by a portfolio in each agreement, and the portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller were to default, the portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.


FUND MANAGEMENT

The Board of Managers and the officers of the Fund, together with a brief summary of their principal occupations during the past five years, are listed below:


                                                              Principal Occupation during past
Name and address              Positions with the Fund                      five years                          Age
----------------              -----------------------         ---------------------------------                ---
Ronald L. Benedict*           Secretary and Manager           Corporate Vice President, Counsel and             56
One Financial Way                                             Secretary, ONLI; Secretary of the
Montgomery, Ohio                                              Adviser

George E. Castrucci           Manager                         Retired; formerly President and Chairman          61
8355 Old Stable Rd.                                           Chief Operating Officer of Great and
Cincinnati, Ohio                                              American Communications Co. and Chief
                                                              Executive Officer of Great American
                                                              Broadcasting Co.; Director of Benchmark
                                                              Savings Bank; Director of Baldwin Piano
                                                              & Organ Co.

Ross Love                     Manager                         President & CEO, Blue Chip Director,              53
615 Windings Way                                              Broadcasting Ltd.; Trustee, Health
Cincinnati, Ohio                                              Partnership Alliance of Greater
                                                              Cincinnati; for a Drug Free America
                                                              (Chairman of African-American Task
                                                              Force); Advisory Board, Syracuse
                                                              University School of Management;
                                                              Director, Association of National
                                                              Advertisers; Until 1996 was Vice
                                                              President of Advertising, Procter &
                                                              Gamble Co.

                                                                         Principal Occupation during past
Name and address                        Positions with the Fund                       five years                       Age
----------------                        -----------------------          ---------------------------------             ---
John J. Palmer*                         President and Manager            Senior Vice President, Strategic               60
One Financial Way                                                        Initiatives, ONLI; Prior to March,
Montgomery, Ohio                                                         1997, was Senior Vice President of
                                                                         Life Insurance Company of Virginia

George M. Vredeveld                     Manager                          Professor of Economics, University             56
University of Cincinnati                                                 of Cincinnati; Director of Center
P.O. Box 210223                                                          for Economic Education; Private
Cincinnati, Ohio                                                         Consultant; Director of Benchmark
                                                                         Savings Bank

Thomas A. Barefield                     Vice President                   Senior Vice President, Institutional           46
One Financial Way                                                        Sales, ONLI; Prior to November,
Montgomery, Ohio                                                         1997, was Senior Vice President of
                                                                         Life Insurance Company of Virginia

Michael A. Boedeker                     Vice President                   Vice President, Fixed Income                   56
One Financial Way                                                        Securities, ONLI; Vice President and
Montgomery, Ohio                                                         Director of the Adviser

Joseph P. Brom                          Vice President                   Vice President, Investments, ONLI;             63
One Financial Way                                                        President and Director of the Adviser
Montgomery, Ohio

Stephen T. Williams                     Vice President                   Vice President, Equity Securities,             45
One Financial Way                                                        ONLI; Vice President and Director of
Montgomery, Ohio                                                         the Adviser

Dennis R. Taney                         Treasurer                        Mutual Funds Financial Operations,             51
One Financial Way                                                        ONLI; Treasurer of the Adviser
Montgomery, Ohio


*Indicates Managers who are "Interested Persons" as defined by the Investment Company Act of 1940, as amended.

All Managers and officers of the Fund hold similar positions as directors and/or officers with Ohio National Fund, Inc. ("ONF") and ONE Fund, Inc. ("ONE Fund"), diversified mutual funds sponsored by ONLI and managed by the Adviser.

Compensation of Board of Managers

Managers who are not affiliated with the Adviser, ONLI or First Trust were compensated as follows in 1998:


                                                Aggregate Compensation            Total Compensation From
Manager                                             From the Fund                        Fund Complex**
-------                                         ----------------------            -----------------------
George E. Castrucci                                     $750                              $16,350
Ross Love                                                750                               16,350
George M. Vredeveld                                      750                               16,350


**The "Fund Complex" consists of the Fund, ONF and ONE Fund.

Managers and officers of the Fund who are affiliated with the Adviser, ONLI or First Trust receive no compensation from the Fund Complex. The Fund has no pension, retirement or deferred compensation plan for its Managers or officers.


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser is an Ohio corporation organized on January 17, 1996 to provide investment advice and management services to investment companies affiliated with ONLI. The Adviser is a wholly-owned subsidiary of ONLI. The Adviser uses ONLI's investment personnel and administrative systems.

The Adviser regularly furnishes to the Fund's Board recommendations with respect to an investment program consistent with the Fund's investment policies. The Adviser implements that program by placing orders for the purchase and sale of securities or by delegating that implementation to First Trust.

The Adviser's services, are provided under an Investment Advisory Agreement with the Fund. Under the Investment Advisory Agreement, The Adviser provides personnel, including executive officers for managing the day-to-day affairs of the Fund. The Adviser also furnishes at its own expense or pays the expenses of the Fund for clerical and related administrative services (other than those provided by the custodian agreement with Star Bank and agreements with American Data Services), office space and other facilities and equipment. The Adviser also furnishes or pays for all information and services (other than legal counsel) required for the preparation and amendment of registration statements, prospectuses, SAIs, financial reports, and proxy solicitation material. The Fund pays organizational expenses incurred in its operations including, among others, local income, franchise, issuance or other taxes; certain printing costs, brokerage commissions on portfolio transactions; custodial and transfer agent fees; auditing and legal expenses; and expenses related to registration of its interests and members' meetings.

As compensation for its services, the Adviser receives from the Fund monthly fees on the basis of the Fund's average daily net assets at the annual rate of 0.60% of each portfolio's net assets.

Under the Investment Advisory Agreement, the Fund authorizes the Adviser to retain sub-advisers, subject to the Board's approval. The Adviser has entered into a Sub-Advisory Agreement with First Trust to manage the investment and reinvestment of the Fund's assets, subject to the Adviser's supervision. The Adviser, ONLI and the Fund have also entered into a Sub-License Agreement with First Trust under the terms of which the Fund and ONLI are permitted to use and refer to certain copyright, trademark and proprietary rights and trade secrets of Dow Jones & Company. As compensation for its services, First Trust receives from the Adviser monthly fees on the basis of the Fund's average daily net assets at the annual rate of 0.35% of each portfolio's net assets.

The Investment Advisory Agreement provides that if the total expenses applicable to any portfolio during any calendar quarter (excluding taxes, brokerage commissions, interest and the investment advisory fee) exceed 1%, on an annualized basis, of such portfolio's average daily net asset value, the Adviser will pay such excess expenses.

Under a Service Agreement among the Fund, the Adviser and ONLI, the latter has agreed to furnish the Adviser, at cost, such research facilities, services and personnel as may be needed by the Adviser in connection with its performance under the Investment Advisory Agreement. The Adviser reimburses ONLI for its expenses in this regard.


The Investment Advisory, Sub-Advisory and Service Agreements were approved by the Board of Managers on October 12, 1998 and by the members of the Fund on January 4, 1999.


These agreements will continue in force from year to year hereafter, if such continuance is specifically approved at least annually by a majority of the Fund's Managers who are not parties to such agreements or interested persons of any such party, with votes to be cast in person at a meeting called for the purpose of voting on such continuance, and also by a majority of the Board or by a majority of the outstanding voting securities of each portfolio voting separately.

The Investment Advisory, Service, and Sub-Advisory Agreements may be terminated at any time, without the payment of any penalty, on 60 days' written notice to the Adviser by the Fund's Board or, as to any portfolio, by a vote of the majority of the portfolio's outstanding voting securities. The Investment Advisory Agreement may be terminated by the Adviser on 90 days' written notice to the Fund. The Service Agreement may be terminated, without penalty, by the Adviser or ONLI on 90 days' written notice to the Fund and the other party. The Sub-Advisory Agreement may be terminated, without penalty, by the Adviser or by First Trust on 90 days' written notice to the Fund and the other party. The Agreements will automatically terminate in the event of their assignment.


BROKERAGE ALLOCATION

The Adviser or, subject to the Sub-Advisory Agreement, First Trust buys and sells the Dogs of the Dow stocks and makes other authorized investments for each portfolio. The Adviser and First Trust select the brokers and dealers to handle such transactions. It is the intention of the Adviser and of First Trust to place orders for the purchase and sale of securities with the objective of obtaining the most favorable price consistent with good brokerage service. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads.

In selecting brokers or dealers through whom to effect transactions, the Adviser and First Trust consider a number of factors including the quality, difficulty and efficiency of execution, and value of research, statistical, quotation and valuation services provided. Research services by brokers include advice, either directly or through publications or writings, as to the value of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. In making such determination, the Adviser or First Trust may use a broker whose commission in effecting a securities transaction is in excess of that of some other broker if the Adviser or First Trust determines in good faith that the amount of such commission is reasonable in relation to the value of the research and related services provided by such broker. In effecting a transaction for one portfolio, a broker may also offer services of benefit to other portfolios managed by the Adviser or First Trust, or of benefit to either's affiliates.

Generally, it is not possible to place a dollar value on research and related services provided by brokers to the Adviser or First Trust. However, receipt of such services may tend to reduce the expenses of the Adviser or First Trust. Research, statistical and similar information furnished by brokers may be of incidental assistance to other clients of the Adviser or First Trust and conversely, transaction costs paid by other clients of the Adviser or First Trust may generate information which is beneficial to the Fund.

Consistent with these policies, First Trust may, with the Board's approval and subject to its review, direct portfolio transactions to be executed by a broker affiliated with First Trust so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

No company whose stock is held in any portfolio of the Fund, nor any affiliate thereof, will act as broker or dealer for any portfolio in the purchase or sale of any security for that portfolio.


First Trust manages other investment companies that use the Dow 10 and similar strategies. Accordingly, occasions will arise when securities held by one or more of those other investment companies, or that are being purchased or sold by one or more of those other investment companies, are also being purchased or sold by a portfolio of the Fund. It is the practice of First Trust and its affiliates to allocate purchases and sales in these circumstances, to the extent practicable and in a manner that First Trust deems equitable, to all accounts involved. When two or more investment accounts simultaneously engage in the purchase or sale of the same security, there could be a detrimental effect on the price or value of the security as to each account. However, in other cases, the ability of the Fund to participate in volume transactions with other investment companies managed by First Trust will produce better execution and prices for the Fund. The Fund's Board of Managers believes that such equitable allocation of purchases and sales generally contributes to better overall execution of the Fund's securities transactions.


PURCHASE AND REDEMPTION OF FUND INTERESTS

Fund interests are sold without a sales charge and may be redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the interests redeemed. Payment for interests redeemed will be made as soon as possible, but in any event within seven days after evidence of ownership of the interests is tendered to the Fund. However, the Fund may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Fund.

Interests of one portfolio may be exchanged for interests of another portfolio of the Fund on the basis of the relative net asset value next computed after an exchange order is received by the Fund.

The net asset value of the Fund's interests is determined on each day on which an order for purchase or redemption of the Fund's interests is received and there is a sufficient degree of trading in portfolio securities that the current net asset value of its interests might be materially affected. Such determination is made as of 4 p.m. Eastern time on each business day. "Business day" means each weekday (Monday through Friday) except for the following holidays: New Years Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of each portfolio is computed by dividing the value of the securities in that portfolio plus any cash or other assets less all liabilities of the portfolio, by the number of interests outstanding for that portfolio.

Securities which are held in a portfolio and listed on a securities exchange are valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of 4 p.m. Eastern time. Over-the-counter securities are valued at the last bid price as of 4 p.m. Eastern time. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost.

TAXATION OF THE FUND

The Fund is not a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund nonetheless does not pay federal income tax on its interest, dividend income or capital gains. As a limited liability company whose interests are sold only to ONLI, the Fund is disregarded as an entity for purposes of federal income taxation. ONLI, through its variable annuity separate accounts, is treated as owning the assets of the portfolios directly and its tax obligations thereon are computed pursuant to Subchapter L of the Code (which governs the taxation of insurance companies). Under current tax law, interest, dividend income and capital gains of the Fund are not taxable to the Fund, and are not currently taxable to ONLI or to contract owners, when left to accumulate within a variable annuity contract. Tax disclosure relating to the variable annuity contracts that offer the Fund as an investment alternative is contained in prospectuses for those contracts.

FUND PERFORMANCE

The Fund, or broker-dealers offering variable annuities in which the Fund is available, may distribute sales literature comparing the percentage change in net asset value per Fund interest for any of its portfolios against the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Consumer Price Index or other investment companies having investment strategies similar to the Fund. These comparisons may include graphs, charts, tables or examples. The average annual total return and cumulative total returns for each portfolio may also be advertised.

The Fund may also advertise the performance ratings or rankings assigned to its portfolios by various statistical services, including Morningstar, Inc. and Lipper Analytical Services, Inc., or as they appear in various publications including The Wall Street Journal, Investors Business Daily, The New York Times, Barron's, Forbes, Fortune, Business Week, Financial Services Week, Financial World, Kiplinger's Personal Finance and Money Magazine.

Total Return

Total returns quoted in advertising reflect all aspects of a portfolio's investment return, including the effects of reinvesting dividends and capital gain distributions as well as changes in the portfolio's net asset value per Fund interest over the period shown. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result had the rate of growth or decline been constant over that period. While average annual returns are a convenient means of comparing investment alternatives, no portfolio will experience a constant rate of growth or decline over time.

The average annual compounded rate of return for a portfolio over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
                                         n
                                   P(1+T) =ERV

     where:       P = a hypothetical initial payment of $1,000.
                  T = the average annual total return,
                  n = the number of years, and
                  ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

In addition to average annual total returns, advertising may reflect cumulative total returns that simply reflect the change in value of an investment in a portfolio over a period. This may be expressed as either a percentage change, from the beginning to the end of the period, or the end-of-period dollar value of an initial hypothetical investment.


LEGAL COUNSEL

Messrs. Jones & Blouch L.L.P., Washington, D.C., have passed on matters pertaining to the federal securities laws and Ronald L. Benedict, Esq., Secretary of the Fund and Corporate Vice President, Counsel and Secretary of ONLI, has passed on all other legal matters relating to the legality of the Fund interests described in the prospectus and this SAI.

FINANCIAL STATEMENTS

No financial statements for the Fund are included in the prospectus or in this SAI because the Fund had not commenced operations as of the effective date of the prospectus and SAI.

PART C:  OTHER INFORMATION


Exhibits:
---------

(a)      Articles of Organization of the registrant


(b)      By-laws of the registrant


(d) Investment Advisory Agreement between the registrant and Ohio National Investments, Inc.

(d)(1) Sub-Advisory Agreement between Ohio National Investments, Inc. and First Trust Advisors L.P.

(g)      Custody Agreement between the registrant and Star Bank, NA


(h) Sublicense Agreement among the registrant, First Trust Advisors L.P. and Dow Jones & Company, Inc.


(h)(1) Fund Accounting Service Agreement between the registrant and American Data Services, Inc.

(h)(2) Transfer Agency and Service Agreement between the registrant and American Data Services, Inc.

(h)(3)   Master Repurchase Agreement between the registrant and Star Bank, NA

(h)(4) Service Agreement among the registrant, Ohio National Investments, Inc. and The Ohio National Life Insurance Company

(h)(5) Joint Insured Agreement among the registrant, Ohio National Fund, Inc., ONE Fund, Inc. and Ohio National Investments, Inc.

(i)      Opinion and consent of Ronald L. Benedict, Esq.


(l) Investment letter for the initial subscription of membership interests of the registrant

Persons Controlled by or Under Common Control with the Fund

The registrant is an affiliate of The Ohio National Life Insurance Company ("ONLI"). The diagram below lists all persons under common control with the registrant. ONLI is a wholly-owned subsidiary of Ohio National Financial Services, Inc. ("ONFS"), which in turn is a wholly-owned subsidiary of Ohio National Mutual Holdings, Inc. ("ONMH"). ONMH is a mutual insurance holding company all of the voting securities of which are owned by the participating policyholders of ONLI. ONLI owns 100% of the voting securities of all its subsidiaries, including the registrant's investment adviser, Ohio National Investments, Inc. (the "Adviser"), except for five directors' qualifying shares of Ohio National Life Assurance Corporation ("ONLAC"). As of September 15, 1998, ONLI (through its separate accounts) owned 91.6% of the voting securities of Ohio National Fund, Inc. ("ONF"). The remaining 8.4% of the voting securities of ONF were owned by ONLAC (through its separate account). On September 15, 1998, ONLI owned 37.3% of the voting securities of ONE Fund, Inc.



                      OHIO NATIONAL MUTUAL HOLDINGS, INC.
     A MUTUAL INSURANCE HOLDING COMPANY INCORPORATED UNDER THE LAWS OF OHIO

                            ------------------------

                     OHIO NATIONAL FINANCIAL SERVICES, INC.
 AN INTERMEDIATE INSURANCE HOLDING COMPANY INCORPORATED UNDER THE LAWS OF OHIO

--------------------------------------------------------------------------------
             THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A STOCK LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------
-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000
-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       D. Taney          VP & Dir.           J. Miller

                                      Sr. VP              T. Barefield

                                      Secretary & Dir.    R. Benedict

                                      Treasurer           B. Turner

                                      Compliance Officer  J. Dunn

                                      Asst. Secy.         M. Haverkamp
-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A STOCK LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------

                                        S E P A R A T E  A C C O U N T S
                                        --------------------------------
                                               A  B  C  D  E  F
                                        --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         M. Haverkamp          Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. VP                 T. Barefield
                                   Secy. & Dir.        R. Benedict           Sr. Vice Pres.         D. Cook
VP & Dir.           S. Williams                                              Sr. Vice Pres.         G. Smith
                                   Director            B. DiTommaso          Vice Pres. & Treas.    R. Broodwell
Treasurer           D. Taney                                                 Vice President         M. Boedeker
                                   Treasurer           B. Turner             Vice President         R. DiTommaso
Secretary           R. Benedict                                              Vice President         T. Backus
                                   Compliance Director J. Dunn               Vice President         G. Pearson
VP                  K. Hanson                                                Vice President         M. Stohler
VP                  D. Hundley                                               Vice Pres.             J. Houser
VP                  J. Martin                                                VP & Secy.             R. Benedict
                                                                             Asst. Secy.            J. Fischer
                                                                             Asst. Actuary          K. Flischel
-------------------------------    ------------------------------           ------------------------------------
                                                                                      SEPARATE ACCOUNT
                                                                            ------------------------------------
                                                                                              R
                                                                                             ---

                                      <= Advisor to  Advisor to =>
                      --------------------------------------------------------
------------------                    --------------------------------          --------------------------------
ONE FUND, INC.                        O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVERSIFIED               A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                                 Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           G. Smith              Vice President      J. Brom
Vice Pres.          T. Barefield                                                Vice President      S. Williams
Vice Pres.          S. Williams                                                 Treasurer           D. Taney
Treasurer           D. Taney                                                    Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Treasurer           D. Taney              Director            R. Love
Director            R. Love                                                     Director            G. Castrucci
Director            G. Castrucci      Secretary           M. Haverkamp          Director            G. Vredeveld
Director            G. Vredeveld                                                Sr. VP              T. Barefield
---------------------------------     --------------------------------            ---------------------------------

Indemnification

Under the terms of the Operating Agreement, no Manager or officer of the registrant is liable, responsible or accountable in damages or otherwise to the registrant or its members for any action taken on behalf of the registrant within the scope of the authority of the Board of Managers or such officer, or reasonably believed by such person to be within the scope of his or her authority, or for any omission, unless such act or omission was performed or omitted fraudulently or in bad faith or constituted gross negligence, or wanton and willful misconduct. The registrant has agreed, under the terms of its Operating Agreement, to reimburse, indemnify, defend and hold harmless each Manager and officer from and against any loss, expense, damage or injury suffered or sustained by the registrant or its members by reason of any acts or omissions arising out of such person's activities on behalf of the registrant, including, without limitation, any judgment, award, settlement, reasonable attorneys' fees and other costs and expenses incurred in connection with the defense of any actual or threatened action, proceeding or claim, but excluding loss, expense, damage or injury caused or resulting from any acts or omissions performed or omitted fraudulently or in bad faith or which constitute gross negligence or wanton and willful misconduct.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to managers, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a manager, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such manager, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Business and Other Connections of the Investment Adviser

The Adviser is engaged in providing investment management services to the registrant and to ONF and ONE Fund. The Adviser has not engaged in any other business of a substantial nature during the last two years. The names of each director and officer of the Adviser and the business of a substantial nature during the last two years are as follows:

                             Position with                Business of a Substantial
Name                         the Adviser                  Nature During Past Two Years
----                         -------------                ----------------------------
Joseph P. Brom               Director and                 Senior Vice President and Chief Investment Officer of
                             President                    ONMH, ONFS, ONLI and ONLAC; Director of ONLI and ONLAC;
                                                          Vice President of Registrant; Vice President of ONF and
                                                          ONE Fund

Michael A. Boedeker          Director and                 Vice President, Fixed Income Securities of ONLI and
                             Vice President               ONLAC; Vice President of Registrant; Vice President of
                                                          ONF and ONE Fund

Michael D. Stohler           Director and                 Vice President, Mortgages and Real Estate of ONLI and
                             Vice President               ONLAC

Stephen T. Williams          Director and                 Vice President of Equity Securities of ONLI and ONLAC;
                             Vice President               Vice President of Registrant; Vice President of ONF and
                                                          ONE Fund

Keith O. Hanson              Vice President               Portfolio Manager and Investment Officer of ONLI

R. Douglas Hundley           Vice President               Portfolio Manager and Investment Officer of ONLI

Jed R. Martin                Vice President               Portfolio Manager and Investment Officer of ONLI

Ronald L. Benedict           Secretary                    Corporate Vice President, Counsel and Secretary of ONLI
                                                          and ONLAC; Manager and Secretary of Registrant; Director
                                                          and Secretary of ONF and ONE Fund; Director and Secretary
                                                          of Ohio National Equities, Inc.; Secretary of ONMH and
                                                          ONFS

Dennis R. Taney              Treasurer                    Mutual Fund Financial Operations Director of ONLI;
                                                          Treasurer of Registrant; Treasurer of ONF and ONE Fund


Principal Underwriters

None

Location of Accounts and Records

The books and records required under Section 31(a) and Rules thereunder are maintained and in the possession of the following persons:

(a)      Journals and other records of original entry:

                  Star Bank, N.A.
                  425 Walnut Street
                  Cincinnati, Ohio 45202

                  and

                  American Data Services, Inc. ("ADS")
                  150 Motor Parkway, Suite 109
                  Hauppauge, New York 11788

(b)      General and auxiliary ledgers:

                  ADS

(c)      Securities records for portfolio securities:

                  ADS

(d) Corporate charter (Articles of Organization), Operating Agreement and Minute Books:

                  Ronald L. Benedict, Secretary
                  Dow Target Variable Fund LLC
                  One Financial Way
                  Montgomery, Ohio 45242

(e)      Records of brokerage orders:

                  The Adviser

(f)      Records of other portfolio transactions:

                  The Adviser

(g)      Records of options:

                  The Adviser

(h)     Records of trial balances:

                  ADS and the Adviser

(i)     Quarterly records of allocation of brokerage orders and commissions:

                  The Adviser

(j)     Records identifying persons or group authorizing portfolio transactions:

                  The Adviser

(k)     Files of advisory materials

                  The Adviser


Management Services

Not applicable


Undertakings

Not applicable

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this pre-effective amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montgomery and State of Ohio on the 25th day of November, 1998.


                                                   DOW TARGET VARIABLE FUND LLC

                                                   By   /s/ JOHN J. PALMER
                                                     -------------------------
                                                     John J. Palmer, President


Attest  /s/ RONALD L. BENEDICT
        -----------------------------
        Ronald L. Benedict, Secretary


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                            Title                             Date
         ---------                            -----                             ----
         /s/ JOHN J. PALMER                   President and Manager             November 25, 1998
         ------------------                   (Principal Executive Officer)
         John J. Palmer

         /s/ DENNIS R. TANEY                  Treasurer (Principal Financial    November 25, 1998
         -------------------                  and Accounting Officer)
         Dennis R. Taney

         /s/ RONALD L. BENEDICT               Manager                           November 25, 1998
         ----------------------
         Ronald L. Benedict

         /s/ GEORGE E. CASTRUCCI              Manager                           November 25, 1998
         -----------------------
         George E. Castrucci

         /s/ ROSS LOVE                        Manager                           November 25, 1998
         -------------
         Ross Love

         /s/ GEORGE M. VREDEVELD              Manager                           November 25, 1998
         -----------------------
         George M. Vredeveld

Exhibit Index

Exhibit           Description
-------           -----------

(a)               Articles of Organization of the registrant

(b)               By-laws of the Registrant

(d) Investment Advisory Agreement between the registrant and Ohio National Investments, Inc.

(d)(1)            Sub-Advisory Agreement between Ohio National Investments, Inc.
                  and First Trust Advisors L.P.

(g)               Custody Agreement between the registrant and Star Bank, NA

(h) Sublicense Agreement among the registrant, First Trust Advisors L.P. and Dow Jones & Company, Inc.

(h)(1) Fund Accounting Service Agreement between the registrant and American Data Services, Inc.

(h)(2) Transfer Agency and Service Agreement between the registrant and American Data Services, Inc.

(h)(3)            Master Repurchase Agreement between the registrant and Star
                  Bank, NA

(h)(4) Service Agreement among the registrant, Ohio National Investments, Inc. and The Ohio National Life Insurance Company

(h)(5) Joint Insured Agreement among the registrant, Ohio National Fund, Inc., ONE Fund, Inc. and Ohio National Investments, Inc.

(i)               Opinion and consent of Ronald L. Benedict, Esq.


(l) Investment letter for the initial subscription of membership interests.